Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,780,000.00
Total Fee Amount	383.92
Total Offset Amount	0.00
Net Fee	$ 383.92
Offering Table N/A
Offset Table N/A	N/A